Shareholder Report, Holdings (Details) - C000254724 [Member]	Nov. 30, 2025
Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
CVS Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
US Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Pfizer, inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Altria Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
AT&T, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
United Parcel Service, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Comcast Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%